Investment Portfolioas of July 31, 2023 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 96.5%
Australia 3.8%
Government of Australia, Series 149, REG S, 2.25%, 5/21/2028	AUD	1,275,000	797,067
Macquarie Group Ltd.:
144A, 5.887%, 6/15/2034		170,000	166,902
144A, 6.207%, 11/22/2024		240,000	239,949
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	295,372
(Cost $1,705,444)			1,499,290
British Virgin Islands 0.4%
TSMC Global Ltd., 144A, 2.25%, 4/23/2031 (Cost $199,662)		200,000	165,073
Canada 7.5%
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,000,000	1,393,319
2.25%, 12/1/2029	CAD	975,000	682,903
Canadian National Railway Co., 4.4%, 8/5/2052		100,000	90,726
Canadian Pacific Railway Co., 3.0%, 12/2/2041		20,000	16,190
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	221,349
Manulife Financial Corp., 3.703%, 3/16/2032		147,000	133,444
Nutrien Ltd., 5.8%, 3/27/2053		50,000	50,269
Royal Bank of Canada, 5.0%, 2/1/2033		200,000	196,388
Toronto-Dominion Bank, 5.156%, 1/10/2028		200,000	199,176
(Cost $3,125,190)			2,983,764
Chile 0.7%
Chile Government International Bond, 2.55%, 1/27/2032 (b) (Cost $353,552)		350,000	296,662
France 1.6%
Government of France, REG S, 144A, 1.5%, 5/25/2050 (Cost $1,142,393)	EUR	850,000	628,842
Germany 16.8%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.0%, 11/15/2028	EUR	1,761,482	1,701,125
REG S, 0.0%, 8/15/2031	EUR	1,375,000	1,248,614
REG S, 0.0%, 2/15/2032	EUR	1,444,297	1,295,438
REG S, 0.0%, 8/15/2052	EUR	105,257	56,511
REG S, 0.25%, 2/15/2029	EUR	550,000	536,088
REG S, 1.25%, 8/15/2048	EUR	295,000	248,361
Kreditanstalt Fuer Wiederaufbau:
0.625%, 1/22/2026		1,000,000	905,128
1.25%, 1/31/2025		750,000	707,180
(Cost $8,024,489)			6,698,445
Ireland 0.3%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026 (Cost $146,936)		150,000	135,515

Italy 4.3%
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	255,054
REG S, 0.9%, 4/1/2031	EUR	400,000	355,535
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	372,820
Republic of Italy:
1.25%, 2/17/2026		350,000	314,330
2.375%, 10/17/2024		435,000	416,541
(Cost $2,013,770)			1,714,280
Japan 4.9%
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	241,719
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	671,997
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	630,183
Mizuho Financial Group, Inc.:
1.234%, 5/22/2027		215,000	189,801
5.748%, 7/6/2034		200,000	201,006
(Cost $2,894,268)			1,934,706
Luxembourg 3.0%
European Investment Bank, 2.75%, 8/15/2025 (Cost $1,079,072)		1,250,000	1,197,580
Mexico 0.4%
United Mexican States, 3.5%, 2/12/2034 (Cost $198,912)		200,000	167,902
Netherlands 0.7%
ING Groep NV, 3-month USD-LIBOR + 1.0%, 6.533% (c), 10/2/2023		200,000	200,166
NXP BV, 2.5%, 5/11/2031		75,000	61,273
(Cost $274,743)			261,439
Portugal 1.1%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	455,653
Singapore 0.5%
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028		85,000	83,565
4.75%, 5/19/2033		110,000	109,273
(Cost $194,733)			192,838
Spain 3.0%
Spain Government Bond:
REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	938,126
REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	239,296
(Cost $1,470,538)			1,177,422
United Kingdom 4.2%
LSEGA Financing PLC, 144A, 2.0%, 4/6/2028		300,000	258,965
United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	488,496
REG S, 0.625%, 10/22/2050	GBP	430,000	223,672
REG S, 0.875%, 10/22/2029	GBP	660,000	690,843
(Cost $2,272,976)			1,661,976
United States 43.3%
Advanced Micro Devices, Inc., 4.393%, 6/1/2052		40,000	36,010

American Express Co., 5.282%, 7/27/2029	120,000	119,882
Amgen, Inc.:
5.25%, 3/2/2033	110,000	109,783
5.65%, 3/2/2053	45,000	45,136
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	101,000	95,723
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	63,000	57,351
Apple, Inc., 2.375%, 2/8/2041	186,000	135,317
AT&T, Inc.:
2.55%, 12/1/2033	17,000	13,136
3.65%, 6/1/2051	50,000	35,334
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 6.949% (c), 6/15/2035	500,000	482,429
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.397%, 6.619% (c), 9/15/2034	333,000	330,092
Bank of America Corp.:
2.972%, 7/21/2052	50,000	34,266
5.202%, 4/25/2029	280,000	278,106
Bank of New York Mellon Corp., Series H, 3.7%, Perpetual (d)	56,000	50,719
Bristol-Myers Squibb Co.:
2.55%, 11/13/2050	45,000	28,584
3.7%, 3/15/2052	80,000	63,350
Centene Corp., 2.625%, 8/1/2031	90,000	71,965
Charles Schwab Corp., 5.853%, 5/19/2034	300,000	309,146
Cigna Group, 3.4%, 3/15/2051	41,000	29,506
Citigroup, Inc., 6.27%, 11/17/2033	110,000	116,789
Comcast Corp., 4.65%, 2/15/2033	200,000	197,508
Commonwealth Edison Co., 4.9%, 2/1/2033	256,000	254,262
Dell International LLC, 4.9%, 10/1/2026	131,000	129,603
Dollar General Corp., 5.45%, 7/5/2033	190,000	188,769
Dow Chemical Co., 6.9%, 5/15/2053	40,000	45,239
Elevance Health, Inc., 3.65%, 12/1/2027	314,000	297,822
Eli Lilly & Co., 4.875%, 2/27/2053	100,000	101,156
Expedia Group, Inc., 3.25%, 2/15/2030	150,000	131,949
Fannie Mae-Aces, “A1”, Series 2021-M1S, 0.833%, 12/25/2030	276,970	240,280
FedEx Corp., 2.4%, 5/15/2031	60,000	50,070
General Mills, Inc., 4.95%, 3/29/2033	70,000	69,182
General Motors Financial Co., Inc.:
4.3%, 4/6/2029	225,000	209,244
5.4%, 4/6/2026	90,000	89,477
Global Payments, Inc., 5.95%, 8/15/2052	65,000	63,404
HCA, Inc.:
5.2%, 6/1/2028	110,000	109,093
5.25%, 6/15/2049	38,000	34,197
Hershey Co., 4.5%, 5/4/2033	110,000	108,956
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	560,000	552,147
Hewlett Packard Enterprise Co., 4.9%, 10/15/2025	50,000	49,416
Home Depot, Inc., 3.625%, 4/15/2052	100,000	78,856
JPMorgan Chase & Co., SOFR + 1.18%, 6.339% (c), 2/24/2028	157,000	157,603
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2021-2NU, 144A, 1.974%, 1/5/2040	220,000	172,860
Kenvue, Inc.:
144A, 4.9%, 3/22/2033	200,000	201,333
144A, 5.2%, 3/22/2063	40,000	40,342
Lowe's Companies, Inc., 5.625%, 4/15/2053	95,000	94,400
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	75,000	76,063
Marvell Technology, Inc., 2.95%, 4/15/2031	80,000	67,384
Microsoft Corp.:
2.525%, 6/1/2050	45,000	30,653
2.921%, 3/17/2052	64,000	46,755

Morgan Stanley:
2.484%, 9/16/2036	145,000	111,157
5.25%, 4/21/2034	110,000	108,585
5.424%, 7/21/2034	60,000	59,953
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	186,688	179,701
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	200,000	190,482
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	297,000	271,808
Nasdaq, Inc., 5.95%, 8/15/2053	55,000	56,114
NVIDIA Corp., 2.0%, 6/15/2031	180,000	150,194
ONEOK, Inc., 6.1%, 11/15/2032	50,000	51,063
Oracle Corp., 3.65%, 3/25/2041	79,000	60,918
Pepsico, Inc., 3.9%, 7/18/2032	200,000	192,126
PNC Financial Services Group, Inc., Series T, 3.4%, Perpetual (d)	110,000	85,250
Prologis LP, (REIT), 4.625%, 1/15/2033	125,000	121,618
QUALCOMM, Inc., 6.0%, 5/20/2053	65,000	72,282
Republic Services, Inc., 5.0%, 4/1/2034	90,000	89,422
Santander Holdings USA, Inc., 6.565%, 6/12/2029	102,000	101,985
Starbucks Corp., 4.45%, 8/15/2049	50,000	43,999
State Street Corp., 4.164%, 8/4/2033	170,000	157,063
SUMIT Mortgage Trust, “D”, Series 22-BVUE, 144A, 2.892% (c), 2/12/2041	250,000	171,834
The Goldman Sachs Group, Inc.:
3.102%, 2/24/2033	140,000	117,970
4.387%, 6/15/2027	275,000	267,622
U.S. Bancorp, 5.775%, 6/12/2029	300,000	301,092
U.S. Treasury Bills, 4.747% (e), 10/5/2023 (f)	500,000	495,253
U.S. Treasury Bonds:
1.875%, 11/15/2051	136,600	87,397
2.0%, 11/15/2041	2,145,100	1,539,277
3.625%, 2/15/2053	702,600	655,284
U.S. Treasury Inflation-Indexed Note, 0.125%, 10/15/2026	367,250	344,272
U.S. Treasury Notes:
3.5%, 2/15/2033	1,868,500	1,800,767
4.0%, 12/15/2025	479,900	472,083
4.0%, 2/29/2028	1,400,900	1,388,314
Union Pacific Corp., 4.95%, 9/9/2052	184,000	182,963
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	150,000	149,824
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	20,000	13,758
3.25%, 5/15/2051	50,000	36,788
Verizon Communications, Inc.:
2.85%, 9/3/2041	63,000	44,284
3.875%, 3/1/2052	83,000	64,028
Walt Disney Co., 2.65%, 1/13/2031	60,000	51,611
Warnermedia Holdings, Inc., 5.141%, 3/15/2052	100,000	81,283
WEA Finance LLC, (REIT), 144A, 3.75%, 9/17/2024	325,000	307,759
Welltower OP LLC, (REIT), 3.85%, 6/15/2032	210,000	186,377
(Cost $18,449,103)		17,194,207
Total Bonds (Cost $44,019,859)		38,365,594

	Shares	Value ($)

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (g) (h) (Cost $304,500)	304,500	304,500

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.28% (g) (Cost $467,896)	467,896	467,896

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,792,255)	98.5	39,137,990
Other Assets and Liabilities, Net	1.5	605,978
Net Assets	100.0	39,743,968
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (g) (h)
333,835	—	29,335 (i)	—	—	1,361	—	304,500	304,500
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.28% (g)
396,063	29,145,572	29,073,739	—	—	26,701	—	467,896	467,896
729,898	29,145,572	29,103,074	—	—	28,062	—	772,396	772,396

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $296,662, which is 0.7% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Perpetual, callable security with no stated maturity date.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At July 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
At July 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bond	CAD	9/20/2023	4	373,817	364,312	(9,505)
10 Year Japanese Government Bond	JPY	9/12/2023	3	3,118,840	3,095,631	(23,209)
2 Year U.S. Treasury Note	USD	9/29/2023	9	1,835,179	1,827,282	(7,897)
5 Year U.S. Treasury Note	USD	9/29/2023	4	434,542	427,281	(7,261)
Ultra Long U.S. Treasury Bond	USD	9/20/2023	3	402,656	396,656	(6,000)
Total unrealized depreciation						(53,872)
At July 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/20/2023	40	4,547,395	4,456,250	91,145
Ultra 10 Year U.S. Treasury Note	USD	9/20/2023	8	944,870	935,875	8,995
Total unrealized appreciation						100,140

At July 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	9,222,527	USD	10,196,669	8/3/2023	55,050	Barclays Bank PLC
USD	379,777	EUR	350,000	8/4/2023	5,121	Australia and New Zealand Banking Group Ltd.
JPY	235,602,855	USD	1,711,424	9/1/2023	46,386	Citigroup, Inc.
CAD	3,300,000	USD	2,510,060	10/20/2023	4,780	State Street Bank and Trust
Total unrealized appreciation					111,337

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	1,302,508	USD	870,499	8/3/2023	(4,486)	JPMorgan Chase Securities, Inc.
USD	951,553	EUR	860,000	8/3/2023	(5,848)	Australia and New Zealand Banking Group Ltd.
GBP	1,352,302	USD	1,706,854	8/4/2023	(28,658)	Bank of America
Total unrealized depreciation					(38,992)

Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$38,365,594	$—	$38,365,594
Short-Term Investments (a)	772,396	—	—	772,396
Derivatives (b)
Futures Contracts	100,140	—	—	100,140
Forward Foreign Currency Contracts	—	111,337	—	111,337
Total	$872,536	$38,476,931	$—	$39,349,467

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(53,872)	$—	$—	$(53,872)
Forward Foreign Currency Contracts	—	(38,992)	—	(38,992)
Total	$(53,872)	$(38,992)	$—	$(92,864)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$—	$46,268
Foreign Exchange Contracts	$72,345	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH3
R-080548-2 (1/25)